As filed with the Securities and Exchange Commission on September 30, 2002.

1933 Act File No: 333-70472
1940 Act File No: 811-8664

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

           Pre-Effective Amendment No. [ ]

           Post-Effective Amendment No. 3 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

           Amendment No. 31 [X]

Jackson National Separate Account - I
(Exact Name of Registrant)

Jackson National Life Insurance Company
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(517) 381-5500

With a copy to:
Susan S. Rhee Associate General Counsel Jackson National Life Insurance Company 1 Corporate Way Lansing, MI 48951	Joan E. Boros, Esq. Jorden Burt LLP Suite 400 East 1025 Thomas Jefferson St. NW Washington, DC 20007-5201
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

_X_     immediately upon filing pursuant to paragraph (b)

____    on ______________ pursuant to paragraph (b)

____    60 days after filing pursuant to paragraph (a)(1)

____    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered
    Variable Portion of Individual Deferred Variable Annuity Contracts

JACKSON NATIONAL SEPARATE ACCOUNT - I
REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item		Caption in Prospectus or Statement of Additional Information Relating to Each Item
Part A.	Information Required in a Prospectus	Prospectus
1.	Cover Page	Cover Page
2.	Definitions	Not Applicable
3.	Synopsis	Key Facts; Fee Tables
4.	Condensed Financial Information	Appendix A
5.	General Description of Registrant, Depositor and Portfolio Companies	The Company; The Separate Account; Investment Portfolios
6.	Deductions	Contract Charges
7.	General Description of Variable Annuity Contracts	The Annuity Contract; Purchases; Transfers; Access To Your Money; Income Payments (The Income Phase); Death Benefit; Other Information
8.	Annuity Period	Income Payments (The Income Phase)
9.	Death Benefit	Death Benefit
10.	Purchases and Contract Value	Purchases
11.	Redemptions	Access To Your Money
12.	Taxes	Taxes
13.	Legal Proceedings	Other Information
14.	Table of Contents of the Statement of Additional Information	Table of Contents of the Statement of Additional Information
Part B.	Information Required in a Statement of Additional Information	Statement of Additional Information
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	General Information and History
18.	Services	Services
19.	Purchase of Securities Being Offered	Purchase of Securities Being Offered
20.	Underwriters	Underwriters
21.	Calculation of Performance Data	Calculation of Performance
22.	Annuity Payments	Income Payments; Net Investment Factor
23.	Financial Statements	Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement to the Prospectus, dated May 1, 2002 for the Perspective II Fixed and Variable Annuity, the availability of two additional subaccounts of the Registrant and the corresponding underlying mutual funds. Accordingly, this Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

SUPPLEMENT DATED SEPTEMBER 30, 2002
TO THE
PROSPECTUS DATED MAY 1, 2002
FOR
PERSPECTIVE IISM FIXED AND VARIABLE ANNUITY
JACKSON NATIONAL SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above:

All references to J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund should be changed to JPMorgan/JNL Enhanced S&P 500 Stock Index Fund.

The second bullet on the cover should be deleted and replaced with the following:

>>	49 Investment Divisions of Jackson National Separate Account I (the “Separate Account”) each of which purchases shares of one Fund of JNL Series Trust or JNL Variable Fund LLC, mutual funds with a full range of investment objectives;

On page 5 the "Total Separate Account Annual Expenses (with Maximum Optional Endorsements without the GMIB)" should be deleted and replaced with the following:

Total Separate Account Annual Expenses (with Maximum Optional Endorsements without the GMIB)                                        2.695%10

The following should be added to the “Fund Annual Expenses” table located on page 5:

JPMorgan/JNL International Value Fund	1.07%	.03%	0%	1.10%
PPM America/JNL Value Fund	.85%	.01%	0%	.86%

On pages 8 and 9, the section entitled "Examples" should be deleted and replaced in its entirety with the following:

Examples. You would pay the following expenses on a $1,000 investment if you select the optional Earnings Protection Benefit Endorsement, the 20% Additional Free Withdrawal Endorsement, the Five-Year Withdrawal Charge Period Endorsement, the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Income Benefit and the 2% Contract Enhancement Endorsement, assuming a 5% annual return on assets:

(a)	if you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year;
(b)	if you surrender your Contract at the end of each time period.
                                                                  Time Periods
------------------------------------------------------  -------- -------- -------- --------
                                                           1        3        5       10
Division Name                                            year     years    years    years
------------------------------------------------------  -------- -------- -------- --------
AIM/JNL Large Cap Growth Division                 (a)      43      130      219      433
                                                  (b)     123      190      239      433
AIM/JNL Small Cap Growth Division                 (a)      43      131      221      437
                                                  (b)     123      191      241      437
AIM/JNL Premier Equity II Division                (a)      42      128      217      428
                                                  (b)     122      188      237      428
Alger/JNL Growth Division                         (a)      43      129      218      431
                                                  (b)     123      189      238      431
Alliance Capital/JNL Growth Division              (a)      41      123      209      414
                                                  (b)     121      183      229      414
Eagle/JNL Core Equity Division                    (a)      42      127      214      424
                                                  (b)     122      187      234      424
Eagle/JNL SmallCap Equity Division                (a)      42      129      217      429
                                                  (b)     122      189      237      429
JPMorgan/JNL Enhanced S&P 500(R)Stock Index
Division                                          (a)      41      124      210      415
                                                  (b)     121      184      230      415
JPMorgan/JNL International Value Division         (a)      43      129      218      432
                                                  (b)     123      189      238      432
Janus/JNL Aggressive Growth Division              (a)      42      127      214      424
                                                  (b)     122      187      234      424
Janus/JNL Balanced Division                       (a)      42      129      218      430
                                                  (b)     122      189      238      430
Janus/JNL Capital Growth Division                 (a)      42      128      216      427
                                                  (b)     122      188      236      427
Janus/JNL Global Equities Division*               (a)      42      129      217      429
                                                  (b)     122      189      237      429
Lazard/JNL Mid Cap Value Division                 (a)      43      130      219      433
                                                  (b)     123      190      239      433
Lazard/JNL Small Cap Value Division               (a)      43      132      222      439
                                                  (b)     123      192      242      439
Mellon Capital Management/JNL S&P 500 Index
Division                                          (a)      38      115      196      389
                                                  (b)     118      175      216      389
Mellon Capital Management/JNL S&P 400 Mid Cap
Index Division                                    (a)      38      115      196      389
                                                  (b)     118      175      216      389
Mellon Capital Management/JNL Small Cap
Index Division                                    (a)      38      115      196      389
                                                  (b)     118      175      216      389
Mellon Capital Management/JNL International
Index Division                                    (a)      38      117      198      393
                                                  (b)     118      177      218      393
Mellon Capital Management/JNL Bond Index
Division                                          (a)      38      115      196      389
                                                  (b)     118      175      216      389
Oppenheimer/JNL Global Growth Division            (a)      42      128      217      428
                                                  (b)     122      188      237      428
Oppenheimer/JNL Growth Division                   (a)      42      127      214      424
                                                  (b)     122      187      234      424
PIMCO/JNL Total Return Bond Division              (a)      40      121      205      407
                                                  (b)     120      181      225      407
PPM America/JNL Balanced Division                 (a)      40      121      205      408
                                                  (b)     120      181      225      408
PPM America/JNL High Yield Bond Division          (a)      40      121      205      408
                                                  (b)     120      181      225      408
PPM America/JNL Money Market Division             (a)      39      118      199      396
                                                  (b)     119      178      219      396
PPM America/JNL Value Division                    (a)      40      123      207      411
                                                  (b)     120      183      227      411
Putnam/JNL Equity Division                        (a)      41      126      212      421
                                                  (b)     121      186      232      421
Putnam/JNL International Equity Division          (a)      44      133      224      442
                                                  (b)     124      193      244      442
Putnam/JNL Midcap Growth Division                 (a)      43      130      220      434
                                                  (b)     123      190      240      434
Putnam/JNL Value Equity Division                  (a)      41      126      213      421
                                                  (b)     121      186      233      421
Salomon Brothers/JNL Global Bond Division         (a)      41      125      212      420
                                                  (b)     121      185      232      420
Salomon Brothers/JNL U.S. Government &
Quality Bond Division                             (a)      40      121      205      406
                                                  (b)     120      181      225      406
S&P/JNL Conservative Growth Division I            (a)      34      103      176      351
                                                  (b)     114      163      196      351
S&P/JNL Moderate Growth Division I                (a)      34      103      176      351
                                                  (b)     114      163      196      351
S&P/JNL Aggressive Growth Division I              (a)      34      103      176      351
                                                  (b)     114      163      196      351
S&P/JNL Very Aggressive Growth Division I         (a)      34      103      176      351
                                                  (b)     114      163      196      351
S&P/JNL Equity Growth Division I                  (a)      34      103      176      351
                                                  (b)     114      163      196      351
S&P/JNL Equity Aggressive Growth Division I       (a)      34      103      176      351
                                                  (b)     114      163      196      351
S&P/JNL Core Index 50 Division                    (a)      34      103      176      351
                                                  (b)     114      163      196      351
S&P/JNL Core Index 75 Division                    (a)      34      103      176      351
                                                  (b)     114      163      196      351
S&P/JNL Core Index 100 Division                   (a)      34      103      176      351
                                                  (b)     114      163      196      351
T. Rowe Price/JNL Established Growth Division     (a)      41      125      211      418
                                                  (b)     121      185      231      418
T. Rowe Price/JNL Mid-Cap Growth Division         (a)      42      127      215      426
                                                  (b)     122      187      235      426
T. Rowe Price/JNL Value Division                  (a)      43      130      219      433
                                                  (b)     123      190      239      433
First Trust/JNL The DowSM Target 10 Division      (a)      40      121      205      406
                                                  (b)     120      181      225      406
First Trust/JNL The S&P(R)Target 10 Division      (a)      40      121      205      406
                                                  (b)     120      181      225      406
First Trust/JNL Global Target 15 Division         (a)      40      122      207      410
                                                  (b)     120      182      227      410
First Trust/JNL Target 25 Division                (a)      40      121      205      406
                                                  (b)     120      181      225      406
First Trust/JNL Target Small-Cap Division         (a)      40      121      205      406
                                                  (b)     120      181      225      406
------------------------------------------------------  -------- -------- -------- --------

On pages 10 and 11, the following should be added:

                                                         Time Periods
------------------------------------------------- ------ ------- ------- -------
                                                    1       3       5       10
                                                   year   years   years   years
------------------------------------------------- ------ ------- ------- -------
------------------------------------------------- ------ ------- ------- -------
JPMorgan/JNL International Value Division   (a)     23      71     122     262
                                            (b)    108     141     172     262
PPM America/JNL Value Division              (a)     21      64     110     237
                                            (b)    106     134     160     237

The following should be added to the section entitled “The Funds, Investment Objectives and Advisers” on page 13:

JPMorgan/JNL International Value	Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.	Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)
PPM America/JNL Value	Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies.	Jackson National Asset Management, LLC (and PPM America, Inc.)

On pages 14 through 18, all references to "65%" under the sub-section entitled "Investment Objective" for the following funds should be changed to 80%:

AIM/JNL Small Cap Growth
Eagle/JNL Core Equity
Eagle/JNL SmallCap Equity
PIMCO/JNL Total Return Bond
Putnam/JNL International Equity
Putnam/JNL Value Equity
Salomon Brothers/JNL Global Bond
Salomon Brothers/JNL U.S. Government & Quality Bond
T. Rowe Price/JNL Mid-Cap Growth

On pages 29 and 30, the sections entitled “Optional Five-Year Withdrawal Charge Period” and “20% Additional Free Withdrawal” should be deleted and replaced in its entirety with the following:

Optional Five-Year Withdrawal Charge Period. You may elect an endorsement to your Contract that substitutes for the Contract’s usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. You may not elect this option if you elect the 3% or 4% Contract Enhancement Endorsement.

20% Additional Free Withdrawal. If you elect the 20% Additional Free Withdrawal Endorsement, you may withdraw an additional 20% of premiums that are no longer subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a contract year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Additional Free Withdrawal. You may not elect this option if you elect the 3% or 4% Contract Enhancement Endorsement.

On page 40, the section entitled "Dollar Cost Averaging" should be deleted and replaced in its entirety with the following paragraph:

If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Accounts (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed Fixed Accounts from the one-year Guaranteed Fixed Account or any of the Investment Divisions. In the case of transfers from the Guaranteed Fixed Accounts or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs, and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

(To be used with VC4224 Rev. 05/02.)

V8115 Rev. 09/02

__________

10 The 3% and 4% contract enhancements are not included in the Total Separate Account Annual Expenses (with Maximum Optional Endorsements) because only one Contract Enhancement may be selected and the 2% Credit is presumed to have been selected (along with the Earnings Protection Benefit, 20% additional free withdrawal, five-year withdrawal charge period and the most expensive optional death benefit).

*The Janus/JNL Global Equities Fund (the “Fund”) is not available through a division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

PART C.    OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Financial statements and schedules included in Part A:
Not Applicable

	(2)	Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Accountants
Statement of Assets and Liabilities as of December 31, 2001
Statement of Operations for the Year Ended December 31, 2001
Statement of Cash Flows for the Year Ended December 31, 2001
Statement of Changes in Net Assets for the Years Ended December 31, 2001 and December 31, 2000
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Accountants
Consolidated Balance Sheet at December 31, 2001 and 2000
Consolidated Income Statement for the years ended December 31, 2001, 2000 and 1999
Consolidated Statement of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2001, 2000 and 1999
Consolidated Statement of Cash flows for the years ended December 31, 2001, 2000 and 1999 Notes to Consolidated Financial Statements

Item 24.(b)	Exhibits
Exhibit No.	Description
1.	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 21, 1999 (File Nos. 33-82080 and 811-8664).
2.	Not Applicable
3.	General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-8664).
4.a.	Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811- 8664).
b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).
c.	Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No.1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).
d.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No.1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).
e.	Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No.1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).
f.	Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
g.	Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
h.	Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
i.	Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
j.	Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
k.	Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
l.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
m.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
n.	Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
o.	Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
p.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
q.	Speciman of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No.1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).
r.	Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).
s.	Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).
t.	Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).
u.	Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).
5.	Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).
6.a.	Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-8664).
b.	By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-8664).
7.	Not Applicable
8.	Not Applicable
9.	Opinion and Consent of Counsel, attached hereto.
10.	Consent of Independent Accountants, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).
11.	Not Applicable
12.	Not Applicable
13.	Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 17, filed on October 5, 2001 (File Nos. 33-82080 and 811-8664).
13.a.	Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Vice President -
1 Corporate Way	Actuary & Appointed Actuary
Lansing, Michigan 48951

John B. Banez	Vice President -
1 Corporate Way	Systems and Programming
Lansing, Michigan 48951

James Binder	Vice President -
1 Corporate Way	Finance and Corporate Strategy
Lansing, Michigan 48951

Joseph Mark Clark	Vice President -
1 Corporate Way	Policy Administration
Lansing, Michigan 48951

Marianne Clone	Vice President - Administration
1 Corporate Way
Lansing, Michigan 48951

James B. Croom	Vice President &
1 Corporate Way	Deputy General Counsel
Lansing, Michigan 48951

Gerald W. Decius	Vice President -
1 Corporate Way	Systems Model Office
Lansing, Michigan 48951

Lisa C. Drake	Senior Vice President & Actuary
1 Corporate Way
Lansing, Michigan 48951

Robert A. Fritts	Vice President &
1 Corporate Way	Controller - Financial
Lansing, Michigan 48951	Operations

Victor Gallo	Senior Vice President -
1 Corporate Way	Group Pension
Lansing, Michigan 48951

James D. Garrison	Vice President - Tax
1 Corporate Way
Lansing, MI 48951

Rhonda K. Grant	Vice President - Government
1 Corporate Way	& Public Relations
Lansing, Michigan 48951

Andrew B. Hopping	Executive Vice President,
1 Corporate Way	Chief Financial Officer,
Lansing, Michigan 48951	Treasurer and Director

Stephen A. Hrapkiewicz	Vice President - Human
1 Corporate Way	Resources
Lansing, Michigan 48951

Cheryl Johns	Vice President - Life Division
1 Corporate Way
Lansing, Michigan 48951

Timo P. Kokko	Vice President - Support
1 Corporate Way	Services
Lansing, Michigan 48951

Everett W. Kunzelman	Vice President - Underwriting
1 Corporate Way
Lansing, Michigan 48951

Lynn W. Lopes	Vice President - Group
1 Corporate Way	Pension
Lansing, Michigan 48951

Clark P. Manning	President & Chief Executive Officer
1 Corporate Way	and Director
Lansing, Michigan 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel and
Lansing, Michigan 48951	Secretary

Keith R. Moore	Vice President - Technology
1 Corporate Way
Lansing, Michigan 48951

Jacky Morin	Vice President -
1 Corporate Way	Group Pension
Lansing, Michigan 48951

P. Chad Myers	Vice President - Asset
1 Corporate Way	Liability Management
Lansing, Michigan 48951

J. George Napoles	Senior Vice President and
1 Corporate Way	Chief Information Officer
Lansing, Michigan 48951

Mark D. Nerud	Vice President - Fund
1 Corporate Way	Accounting and Administration
Lansing, Michigan 48951

Bradley J. Powell	Vice President - Institutional
1 Corporate Way	Marketing Group
Lansing, Michigan 48951

James B. Quinn	Vice President - Broker
1 Corporate Way	Management
Lansing, Michigan 48951

James R. Sopha	Senior Vice President -
1 Corporate Way	Corporate Development
Lansing, Michigan 48951

Scott L. Stolz	Senior Vice President -
1 Corporate Way	Administration
Lansing, Michigan 48951

Connie J. Van Doorn	Vice President -
1 Corporate Way	Variable Annuity
Lansing, Michigan 48951	Administration

Michael A. Wells	Vice Chairman
1 Corporate Way	and Director
Lansing, Michigan 48951
Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
Company	State of Organization	Control/Ownership	Principal Business

Brooke Holdings, Inc	Delaware	100% Holborn Delaware Partnership	Holding Company. Activities

Brooke Finance Corporation	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

Brooke Life Insurance Company	Michigan	100% Brooke Holdings, Inc.	Life Insurance

Carolina Steel	North Carolina	96.65% Jackson National Life Insurance Company	Manufacturing Company

Cherrydale Farms, Inc.	Delaware	96.4% Jackson National Life Insurance Company	Candy

Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company	Registered Investment Advisor

Cherrydale Holdings, Inc.	Delaware	72.5% Jackson National Life Insurance Company	Holding Company Activities

Hermitage Management, LLC	Michigan	100% Jackson National Life Insurance Company	Advertising Agency

Holborn Delaware Partnership	Delaware	80% Prudential One Limited, 10% Prudential Two Limited, 10% Prudential Three Limited	Holding Company Activities

IFC Holdings, Inc.	Delaware	99% National Planning Holdings Inc.	Broker/Dealer

Investment Centers of America	Delaware	100% IFC Holdings, Inc.	Broker/Dealer

IPM Products Group	Delaware	93% Jackson National Life Insurance Company	Auto Parts

Jackson Federal Bank	USA	100% JNL Thrift Holdings, Inc.	Savings & Loan

Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company	Investment Adviser, and Transfer Agent

Jackson National Life Distributors, Inc.	Delaware	100% Jackson National Life Insurance Company	Advertising/Marketing Corporation and Broker/Dealer

JNLI LLC	Delaware	100% Jackson National Life Insurance Company	Tuscany Notes

Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company	Life Insurance

JNL Investors Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York	Investment Company

JNL Securities, LLC	Michigan	100% Curian Capital, LLC	Broker/Dealer & Insurance Agency
JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York	Investment Company

JNL Thrift Holdings, Inc.	Michigan	National Life Insurance Company	Holding Company

JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account - I	Investment Company

JNL Variable Fund III LLC	Delaware	100% Jackson National Separate Account III	Investment Company

JNL Variable Fund IV LLC	Delaware	100% Jackson National Separate Account IV	Investment Company

JNL Variable Fund V LLC	Delaware	100% Jackson National Separate Account V	Investment Company

JNLNY Variable Fund I LLC	Delaware	100% JNLNY Separate Account I	Investment Company

JNLNY Variable Fund II LLC	Delaware	100% JNLNY Separate Account II	Investment Company

LePages, Inc.	Delaware	100% Jackson National Life Insurance Company	Adhesives

LePages Management Co., LLC	Delaware	100% Jackson National Life Insurance Company	Adhesives

National Planning Corporation	Delaware	100% National Planning Holdings, Inc.	Broker/Dealer and Investment Adviser

National Planning Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

PPM Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company

Prudential Corporation Holdings Limited	United Kingdom	100% Prudential Corporation PLC	Holding Company

Prudential Corporation PLC	United Kingdom	Publicly Traded	Financial Institution

Prudential One Limited	England and Wales	100% Prudential Corporation Holdings Limited	Holding Company Activities

Prudential Two Limited	England and Wales	100% Prudential Corporation Holdings Limited	Holding Company Activities

Prudential Three Limited	England and Wales	100% Prudential Corporation Holdings Limited	Holding Company Activities

SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.	Broker/Dealer

Trust Centers of America	North Dakota	100% IFC Holdings, Inc.	Trust Company
Item 27.	Number of Contract Owners as of September 9, 2002.
Non-Qualified - 3,228
Qualified - 4,353
Item 28.	Indemnification.
Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

 Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.	Principal Underwriter.
(a)	Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

(b)	Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Director

Clark Manning 1 Corporate Way Lansing, Michigan 48951	Director

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Director, Vice President, Treasurer

Clifford J. Jack 401 Wilshire Blvd. Suite 1200 Santa Monica, California 90401	President and Chief Executive Officer

Mark D. Nerud 225 West Wacker Drive Suite 1200 Chicago, IL 60606	Vice President and Assistant Treasurer

Joseph D. Emanuel 1 Corporate Way Lansing, Michigan 48951	Executive Vice President - Operations

David Collett 401 Wilshire Blvd. Suite 1200 Santa Monica, California 90401	Chief Financial Officer

Gregory B. Salsbury 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Executive Vice President

Robert DeChellis 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Executive Vice President, National Sales Manager

Christine A. Pierce-Tucker 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Senior Vice President - JNLD Product Development

Barry L. Bulakites 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - National Sales Development

Bradley J. Powell 1 Corporate Way Lansing, Michigan 48951	Senior Vice President

John Kawauchi 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Marketing and Corporate Communications

Greg Smith 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Senior Vice President

Scott Yessner 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Senior Vice President - Strategic Initiatives

Pam Aurbach 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - National Sales Development

Nikhil Advani 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President

Kendall Best 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Vice President - Strategic Relations

Sean P. Blowers 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Vice President - Thrift Products

Tori Bullen 401 Wilshire Boulevard Suite 1200 Santa Monica, CA 90401	Vice President - Institutional Marketing Group

Luis Gomez 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Marketing

Phil Wright 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Communications

James L. Simon 1 Corporate Way Lansing, Michigan 48951	Director of Compliance and Secretary

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors, Inc.	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Item 30.	Location of Accounts and Records.
Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
8055 East Tufts Ave., Second Floor
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31.	Management Services
Not Applicable
Item 32.	Undertakings and Representations
(a)	Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)	Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)	Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred,and the risks assumed by Jackson National Life Insurance Company.

(e)	The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b)of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon,and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of September, 2002.

Jackson National Separate Account - I (Registrant)

By:	Jackson National Life Insurance Company

By:	/s/ Thomas J. Meyer* Andrew B. Hopping Executive Vice President - Chief Financial Officer and Director
Jackson National Life Insurance Company (Depositor)

By:	/s/ Thomas J. Meyer* Andrew B. Hopping Executive Vice President - Chief Financial Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer* Clark P. Manning, President, Chief Executive Officer and Director	September 30, 2002

/s/ Thomas J. Meyer* Michael A. Wells, Director	September 30, 2002

/s/ Thomas J. Meyer* Andrew B. Hopping, Executive Vice President - Chief Financial Officer and Director	September 30, 2002

/s/ Thomas J. Meyer* Robert A. Fritts, Vice President and Controller - Financial Operations	September 30, 2002

* Thomas J. Meyer, Attorney-in-Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 7th day of January, 2002.

/s/ Clark P. Manning
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells
Michael A. Wells, Director

/s/ Andrew B. Hopping
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

/s/ Robert A. Fritts
Robert A. Fritts, Vice President and Controller - Financial Operations

EXHIBIT LIST

Exhibit No.	Description
9.	Opinion of Counsel, attached hereto as EX-99.9.